Income Taxes - Additional Information (Details) - CNY (¥)			9 Months Ended	12 Months Ended		36 Months Ended
	Jan. 01, 2020	Jan. 01, 2008	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Statutory income tax rate (as a percent)			25.00%	25.00%	25.00%
Undistributed earnings generated by the PRC consolidated entities				¥ 6,233,021	¥ 71,323,502		¥ 6,233,021
Unrecognized deferred income tax liability				623,302	¥ 7,132,350		623,302
Withholding tax related to distributable earnings				¥ 22,800,000			22,800,000
PRC statutory income tax rate (as a percent)			25.00%	25.00%	25.00%
Movements of the valuation allowance
Balance at the end of the period			¥ 35,845,674	¥ 44,713,570	¥ 21,275,591		44,713,570	¥ 35,845,674
Additional disclosures
Unrecognized tax benefits			0	0	0		0	¥ 0
Interest and penalties recorded			¥ 0	¥ 0	¥ 0
Period of statute of limitations, if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent				3 years
Period of statute of limitations, if the underpayment is more than RMB 100,000				5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years				¥ 100,000			100,000
Period of statute of limitations for transfer pricing issues				10 years
PRC
Income Taxes
Statutory income tax rate (as a percent)		25.00%		25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)				15.00%
Withholding tax rate for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC (as a percent)				10.00%
PRC statutory income tax rate (as a percent)		25.00%		25.00%
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose				¥ 112,615,412			112,615,412
PRC | December 31, 2022
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose				82,264			82,264
PRC | December 31, 2023
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose				5,770,566			5,770,566
PRC | December 31, 2024
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose				13,051,292			13,051,292
PRC | December 31, 2025
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose				1,593,134			1,593,134
PRC | December 31, 2026
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose				10,761,200			10,761,200
PRC | December 31, 2027
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose				24,885,644			24,885,644
PRC | December 31, 2028
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose				14,047,874			14,047,874
PRC | December 31, 2029
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose				¥ 42,423,438			¥ 42,423,438
PRC | ATA Education
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)							15.00%		15.00%		15.00%		15.00%
PRC | ATA Education | Subsequent Events
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)	15.00%
Preferential tax rate as a high and new technology enterprise expected renewal period	3 years
PRC | Muhua Shangce
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)								15.00%		15.00%		15.00%
PRC | Muhua Shangce | Future
Income Taxes
Preferential tax rate as a high and new technology enterprise (as a percent)						15.00%